INCOME TAXES (10K) - Summary of net deferred tax assets (Details 2) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets:
Net operating loss carryforwards		$ 46,691	$ 46,919
Asset reserves		1,713	792
Deferred research and development costs		1,356	1,009
Intangibles		539	606
Deferred gain on assets under sale-leaseback transaction		331	632
Stock-based compensation		377	224
Other		379	437
Deferred tax assets, gross		51,386	50,619
Deferred tax liabilities:
Fixed assets		(528)	(492)
Intangibles and goodwill			(84)
Deferred tax assets, net		50,858	50,043
Valuation allowance		(23,134)	(22,997)
Deferred tax assets (liabilities), net of allowance		27,724	27,046
Less current portion	$ 2,271	2,271	1,258
Deferred tax assets (liabilities), non-current		$ 25,453	$ 25,788